Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended														2 Months Ended	12 Months Ended
	Dec. 31, 2013 Millburn Multi-Markets Fund L.P. [Member] item	Dec. 31, 2012 Millburn Multi-Markets Fund L.P. [Member]	Dec. 31, 2011 Millburn Multi-Markets Fund L.P. [Member]	Dec. 31, 2010 Millburn Multi-Markets Fund L.P. [Member]	Dec. 31, 2013 Millburn Multi-Markets Fund L.P. [Member] General Partner [Member]	Dec. 31, 2013 Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2012 Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2011 Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2010 Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2013 Millburn Multi-Markets Trading L.P. [Member] U.S. Feeder [Member] item	Dec. 31, 2012 Millburn Multi-Markets Trading L.P. [Member] U.S. Feeder [Member]	Dec. 31, 2013 Millburn Multi-Markets Trading L.P. [Member] U.S. Feeder [Member] General Partner [Member]	Dec. 31, 2013 Millburn Multi-Markets Trading L.P. [Member] Cayman Feeder [Member]	Dec. 31, 2012 Millburn Multi-Markets Trading L.P. [Member] Cayman Feeder [Member]	Dec. 31, 2012 Millburn Multi-Markets Trading L.P. [Member] Cayman SPC Feeder [Member]	Dec. 31, 2013 Millburn Multi-Markets Trading L.P. [Member] Cayman SPC Feeder [Member] item	Dec. 31, 2012 Millburn Multi-Markets Trading L.P. [Member] Cayman SPC Feeder [Member]	Dec. 31, 2013 Millburn Multi-Markets Trading L.P. [Member] Cayman SPC Feeder [Member] General Partner [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%					0.167%
Management fee, per annum	2.00%					2.00%
Selling commissions	2.00%									2.00%			2.00%
Platform fee	0.25%									0.25%
Administration fee, per month						0.05%
Operating expense fee, percentage per annum, of the average Partners' Capital	0.50%					0.25%				0.50%
General and Administrative Expense	$ 880,918	$ 1,072,589			$ 191,967	$ 1,215,297	$ 1,430,338			$ 502,043	$ 514,466	$ 191,967	$ 52,085	$ 56,006		$ 80,723	$ 22,181	$ 40,383
Number of installments, monthly	60									60						60
Reimbursement installment payment, monthly	3,199									3,199						673
Percentage of month end net asset value, monthly rate	0.00417%					0.00417%
Percentage of month end net asset value, annual rate	0.05%									0.05%
Non-reimbursable, paid expense	36,987									36,987
Costs incurred, included in "Administrative and operating expenses" in the Partnership's Statements of Operations	38,388	38,388								38,388	38,388				1,346	8,076
Reimbursement payable	$ 3,199	$ 9,598								$ 3,199	$ 9,598				$ 1,346	$ 673	$ 1,346
Open tax years	2013	2011	2010	2010		2013	2011	2010	2010